UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Aerospace & Defense — 3.0%
576	Alliant Techsystems, Inc.*	$47,347
440	Precision Castparts Corp.	27,588
654	United Technologies Corp.	31,739

		106,674

Auto Components — 0.6%
2,642	Gentex Corp.	23,170

Beverages — 3.1%
1,303	Hansen Natural Corp.*	38,764
1,240	PepsiCo., Inc.	70,308

		109,072

Biotechnology* — 3.2%
3,252	Amylin Pharmaceuticals, Inc.	24,097
585	Genentech, Inc.	44,811
961	Gilead Sciences, Inc.	43,043

		111,951

Capital Markets — 1.2%
2,284	The Charles Schwab Corp.	41,866

Chemicals — 0.7%
404	Praxair, Inc.	23,856

Commercial Services & Supplies* — 1.0%
1,672	Iron Mountain, Inc.	36,333

Communications Equipment — 4.5%
4,849	Cisco Systems, Inc.*	80,202
1,822	QUALCOMM, Inc.	61,165
430	Research In Motion Ltd.*	18,262

		159,629

Computers & Peripherals* — 2.7%
712	Apple, Inc.	65,981
2,683	Dell, Inc.	29,969

		95,950

Diversified Financial Services — 1.2%
122	CME Group, Inc.	25,858
496	JPMorgan Chase & Co.	15,703

		41,561

Electrical Equipment — 2.1%
941	ABB Ltd. ADR	12,167
99	First Solar, Inc.*	12,359
574	Rockwell Automation, Inc.	17,880
743	Roper Industries, Inc.	34,007

		76,413

Electronic Equipment, Instruments & Components — 2.6%
1,534	Amphenol Corp.	35,620
579	Dolby Laboratories, Inc.*	17,266

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
1,318	FLIR Systems, Inc.*	$40,884

		93,770

Energy Equipment & Services — 4.0%
755	Cameron International Corp.*	15,931
1,215	Schlumberger Ltd.	61,649
1,758	Tesco Corp.*	12,130
4,204	Weatherford International Ltd.*	53,685

		143,395

Food & Staples Retailing — 0.3%
223	Costco Wholesale Corp.	11,478

Health Care Equipment & Supplies — 4.9%
1,008	Baxter International, Inc.	53,323
430	C.R. Bard, Inc.	35,273
500	NuVasive, Inc.*	17,225
1,212	St. Jude Medical, Inc.*	33,972
900	Zimmer Holdings, Inc.*	33,588

		173,381

Health Care Providers & Services* — 1.9%
512	Henry Schein, Inc.	18,294
795	Laboratory Corp. of America Holdings	50,371

		68,665

Health Care Technology* — 0.3%
973	MedAssets, Inc.	12,357

Hotels, Restaurants & Leisure — 2.4%
621	Life Time Fitness, Inc.*	9,296
2,130	Marriott International, Inc.	35,763
2,154	Pinnacle Entertainment, Inc.*(a)	12,278
1,571	Starwood Hotels & Resorts Worldwide, Inc.	26,487

		83,824

Household Durables — 2.2%
1,066	Fortune Brands, Inc.	40,295
2,775	Newell Rubbermaid, Inc.	37,074

		77,369

Household Products* — 0.5%
386	Energizer Holdings, Inc.	16,760

Insurance* — 0.3%
868	eHealth, Inc.	9,522

Internet & Catalog Retail* — 2.2%
385	Amazon.com, Inc.	16,439
1,804	Netflix, Inc.(a)	41,456

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail* — (continued)
304	Priceline.com, Inc.	$20,976

		78,871

Internet Software & Services* — 2.9%
1,120	Equinix, Inc.	50,859
150	Google, Inc.	43,944
1,557	Switch and Data Facilities Co.	8,112

		102,915

IT Services — 5.0%
1,684	Cognizant Technology Solutions Corp.*	32,333
1,905	Genpact Ltd.*	15,107
999	Global Payments, Inc.	36,134
1,028	NeuStar, Inc.*	19,686
599	Visa, Inc.	31,483
3,100	Western Union Co.	41,137

		175,880

Life Sciences Tools & Services* — 2.8%
1,502	Charles River Laboratories International, Inc.	34,246
1,806	Thermo Fisher Scientific, Inc.	64,438

		98,684

Machinery — 2.1%
486	Danaher Corp.	27,041
3,376	Energy Recovery, Inc.*(a)	23,666
982	IDEX Corp.	22,586

		73,293

Media — 1.8%
967	Comcast Corp.	16,768
2,276	Entravision Communications Corp.*	1,752
933	Lamar Advertising Co.*(a)	13,874
1,040	National CineMedia, Inc.	8,466
1,520	Viacom, Inc. Class B*	24,198

		65,058

Multiline Retail — 1.7%
1,774	Target Corp.	59,890

Oil, Gas & Consumable Fuels — 8.3%
381	Chesapeake Energy Corp.	6,546
1,570	Continental Resources, Inc.*	30,693
1,213	Hess Corp.	65,551
2,095	Petrohawk Energy Corp.*	36,600
6,702	Rex Energy Corp.*	40,882
3,050	Suncor Energy, Inc.	65,392
1,258	Whiting Petroleum Corp.*	48,181

		293,845

Shares	Description	Value
Common Stocks — (continued)
Personal Products* — 1.1%
522	Chattem, Inc.	$37,882

Pharmaceuticals — 6.1%
1,083	Johnson & Johnson	63,442
1,868	Merck & Co., Inc.	49,913
2,157	Schering-Plough Corp.	36,259
1,536	Teva Pharmaceutical Industries Ltd. ADR	66,279

		215,893

Real Estate Management & Development* — 0.9%
6,880	CB Richard Ellis Group, Inc.	31,373

Road & Rail — 0.6%
257	Burlington Northern Santa Fe Corp.	19,689

Semiconductors & Semiconductor Equipment — 3.2%
1,552	FormFactor, Inc.*	20,999
1,775	Linear Technology Corp.	35,411
3,132	Tessera Technologies, Inc.*	57,566

		113,976

Software — 6.5%
5,743	Activision Blizzard, Inc.*	67,193
1,700	Electronic Arts, Inc.*	32,402
6,467	Microsoft Corp.	130,763

		230,358

Specialty Retail — 3.9%
443	Advance Auto Parts, Inc.	13,449
798	Best Buy Co., Inc.	16,526
1,608	Dick’s Sporting Goods, Inc.*	20,277
3,154	Lowe’s Cos., Inc.	65,162
1,263	PetSmart, Inc.	22,166

		137,580

Textiles, Apparel & Luxury Goods* — 1.3%
2,569	Coach, Inc.	45,985

Trading Companies & Distributors — 1.4%
682	W.W. Grainger, Inc.	48,129

Wireless Telecommunication Services* — 3.1%
2,424	American Tower Corp.	66,030
1,231	Crown Castle International Corp.	17,320
1,875	MetroPCS Communications, Inc.	27,450

		110,800

TOTAL COMMON STOCKS		$3,457,097

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.8%
Joint Repurchase Agreement Account II
$100,000	0.328%	12/01/08	$100,000
Maturity Value: $100,003

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$3,557,097

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c) — 2.2%
Boston Global Investment Trust — Enhanced Portfolio
80,297	1.389%	$79,173

TOTAL INVESTMENTS — 102.6%		$3,636,270

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(91,125)

NET ASSETS — 100.0%		$3,545,145

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

Investment Abbreviations:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$5,249,851

Gross unrealized gain	8,816
Gross unrealized loss	(1,622,397)

Net unrealized security loss	$(1,613,581)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 99.7%
Aerospace & Defense — 1.2%
57,436	Precision Castparts Corp.	$3,601,237
223,081	United Technologies Corp.	10,826,121

		14,427,358

Auto Components(a) — 0.8%
1,028,240	Gentex Corp.	9,017,665

Beverages — 3.9%
559,857	PepsiCo., Inc.	31,743,892
292,700	The Coca-Cola Co.	13,718,849

		45,462,741

Biotechnology* — 4.1%
970,640	Amylin Pharmaceuticals, Inc.(a)	7,192,442
207,298	Genentech, Inc.	15,879,027
561,376	Gilead Sciences, Inc.(a)	25,144,031

		48,215,500

Capital Markets(a) — 1.9%
1,189,686	The Charles Schwab Corp.	21,806,944

Chemicals(a) — 0.9%
171,200	Praxair, Inc.	10,109,360

Commercial Services & Supplies*(a) — 1.7%
919,543	Iron Mountain, Inc.	19,981,669

Communications Equipment — 6.8%
2,562,013	Cisco Systems, Inc.*	42,375,695
718,383	QUALCOMM, Inc.(a)	24,116,117
289,974	Research In Motion Ltd.*(a)	12,315,196

		78,807,008

Computers & Peripherals*(a) — 3.9%
286,691	Apple, Inc.	26,567,655
1,647,440	Dell, Inc.	18,401,905

		44,969,560

Diversified Financial Services — 1.6%
58,288	CME Group, Inc.	12,354,141
210,592	JPMorgan Chase & Co.	6,667,343

		19,021,484

Electrical Equipment(a) — 0.4%
330,136	ABB Ltd. ADR	4,268,658

Electronic Equipment, Instruments & Components — 0.8%
382,100	Amphenol Corp.	8,872,362

Energy Equipment & Services — 4.6%
262,600	Cameron International Corp.*(a)	5,540,860
239,800	Halliburton Co.	4,220,480
594,588	Schlumberger Ltd.	30,169,395

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
1,079,816	Weatherford International Ltd.*(a)	$13,789,250

		53,719,985

Food & Staples Retailing(a) — 0.5%
121,500	Costco Wholesale Corp.	6,253,605

Health Care Equipment & Supplies — 4.2%
462,679	Baxter International, Inc.	24,475,719
366,342	St. Jude Medical, Inc.*	10,268,566
379,952	Zimmer Holdings, Inc.*	14,179,809

		48,924,094

Health Care Providers & Services*(a) — 1.5%
282,700	Laboratory Corp. of America Holdings	17,911,872

Hotels, Restaurants & Leisure — 2.1%
790,375	Marriott International, Inc.	13,270,396
667,800	Starwood Hotels & Resorts Worldwide, Inc.	11,259,108

		24,529,504

Household Durables — 3.3%
509,854	Fortune Brands, Inc.	19,272,481
1,467,513	Newell Rubbermaid, Inc.	19,605,974

		38,878,455

Internet & Catalog Retail*(a) — 0.6%
153,000	Amazon.com, Inc.	6,533,100

Internet Software & Services* — 4.3%
487,500	Equinix, Inc.(a)	22,137,375
96,600	Google, Inc.	28,299,936

		50,437,311

IT Services — 6.2%
786,480	Cognizant Technology Solutions Corp.*(a)	15,100,416
514,238	Global Payments, Inc.	18,599,989
352,570	Visa, Inc.(a)	18,531,079
1,493,966	Western Union Co.	19,824,929

		72,056,413

Life Sciences Tools & Services* — 3.1%
367,997	Charles River Laboratories International, Inc.	8,390,331
771,213	Thermo Fisher Scientific, Inc.(a)	27,516,880

		35,907,211

Machinery — 0.4%
87,300	Danaher Corp.	4,857,372

Media — 2.6%
585,700	Comcast Corp.(a)	10,156,038
646,057	Lamar Advertising Co.*(a)	9,606,867

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
681,465	Viacom, Inc. Class B*	$10,848,923

		30,611,828

Multiline Retail(a) — 2.0%
703,077	Target Corp.	23,735,880

Oil, Gas & Consumable Fuels — 5.9%
166,200	Chesapeake Energy Corp.	2,855,316
576,608	Hess Corp.	31,159,896
1,183,786	Suncor Energy, Inc.(a)	25,380,372
246,670	Whiting Petroleum Corp.*(a)	9,447,461

		68,843,045

Pharmaceuticals — 8.5%
488,900	Johnson & Johnson	28,639,762
822,600	Merck & Co., Inc.	21,979,872
969,956	Schering-Plough Corp.	16,304,961
738,655	Teva Pharmaceutical Industries Ltd. ADR(a)	31,872,963

		98,797,558

Real Estate Management & Development*(a) — 1.2%
3,157,817	CB Richard Ellis Group, Inc.	14,399,646

Road & Rail — 0.7%
104,900	Burlington Northern Santa Fe Corp.	8,036,389

Semiconductors & Semiconductor Equipment(a) — 1.8%
1,049,748	Linear Technology Corp.	20,942,473

Software — 8.1%
1,947,240	Activision Blizzard, Inc.*	22,782,708
986,048	Electronic Arts, Inc.*(a)	18,794,075
2,641,993	Microsoft Corp.	53,421,098

		94,997,881

Specialty Retail — 2.7%
274,300	Best Buy Co., Inc.	5,680,753
1,252,916	Lowe’s Cos., Inc.(a)	25,885,245

		31,565,998

Textiles, Apparel & Luxury Goods* — 1.4%
911,352	Coach, Inc.	16,313,201

Trading Companies & Distributors(a) — 1.3%
222,570	W.W. Grainger, Inc.	15,706,765

Wireless Telecommunication Services* — 4.7%
1,225,400	American Tower Corp.	33,379,896
445,465	Crown Castle International Corp.(a)	6,267,693

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services*— (continued)
998,550	MetroPCS Communications, Inc.(a)	$14,618,772

		54,266,361

TOTAL COMMON STOCKS		$1,163,186,256

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.2%
Joint Repurchase Agreement Account II
$2,600,000	0.328%	12/01/08	$2,600,000
Maturity Value: $2,600,071

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,165,786,256

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c) — 23.3%
Boston Global Investment Trust — Enhanced Portfolio
275,107,961	1.389%	$271,256,450

TOTAL INVESTMENTS — 123.2%		$1,437,042,706

LIABILITIES IN EXCESS OF OTHER ASSETS — (23.2)%		(270,430,654)

NET ASSETS — 100.0%		$1,166,612,052

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,870,267,449

Gross unrealized gain	44,546,507
Gross unrealized loss	(477,771,250)

Net unrealized security loss	$(433,224,743)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 100.5%
Beverages — 4.2%
130,920	PepsiCo., Inc.	$7,423,164

Biotechnology* — 3.8%
256,920	Amylin Pharmaceuticals, Inc.(a)	1,903,777
61,100	Genentech, Inc.	4,680,260

		6,584,037

Capital Markets(a) — 3.3%
316,380	The Charles Schwab Corp.	5,799,245

Communications Equipment — 9.3%
425,660	Cisco Systems, Inc.*	7,040,416
178,300	QUALCOMM, Inc.	5,985,531
78,330	Research In Motion Ltd.*	3,326,675

		16,352,622

Computers & Peripherals* — 1.8%
288,470	Dell, Inc.	3,222,210

Diversified Financial Services(a) — 1.9%
15,770	CME Group, Inc.	3,342,452

Energy Equipment & Services — 5.1%
115,350	Schlumberger Ltd.	5,852,859
246,830	Weatherford International Ltd.*	3,152,019

		9,004,878

Health Care Equipment & Supplies — 5.5%
115,490	Baxter International, Inc.	6,109,421
94,190	Zimmer Holdings, Inc.*	3,515,171

		9,624,592

Hotels, Restaurants & Leisure — 1.2%
127,770	Marriott International, Inc.	2,145,258

Internet Software & Services* — 5.2%
101,000	Equinix, Inc.(a)	4,586,410
15,270	Google, Inc.	4,473,499

		9,059,909

IT Services — 4.9%
55,820	Visa, Inc.	2,933,899
430,670	Western Union Co.	5,714,991

		8,648,890

Life Sciences Tools & Services* — 4.9%
243,100	Thermo Fisher Scientific, Inc.	8,673,808

Media* — 1.9%
208,215	Viacom, Inc. Class B	3,314,783

Multiline Retail(a) — 3.6%
187,800	Target Corp.	6,340,128

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 7.7%
148,240	Hess Corp.	$8,010,890
254,730	Suncor Energy, Inc.	5,461,411

		13,472,301

Pharmaceuticals — 10.9%
101,260	Johnson & Johnson	5,931,811
174,200	Merck & Co., Inc.	4,654,624
198,590	Teva Pharmaceutical Industries Ltd. ADR(a)	8,569,158

		19,155,593

Real Estate Management & Development* — 1.2%
451,780	CB Richard Ellis Group, Inc.	2,060,117

Software — 11.7%
658,190	Activision Blizzard, Inc.*	7,700,823
259,020	Electronic Arts, Inc.*(a)	4,936,921
390,880	Microsoft Corp.	7,903,594

		20,541,338

Specialty Retail — 3.2%
268,520	Lowe’s Cos., Inc.	5,547,623

Textiles, Apparel & Luxury Goods* — 2.8%
278,900	Coach, Inc.	4,992,310

Wireless Telecommunication Services* — 6.4%
297,160	American Tower Corp.	8,094,639
224,660	Crown Castle International Corp.	3,160,966

		11,255,605

TOTAL COMMON STOCKS		$176,560,863

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.3%
Joint Repurchase Agreement Account II
$600,000	0.328%	12/01/08	$600,000
Maturity Value: $600,016

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$177,160,863

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c) — 14.1%
Boston Global Investment Trust — Enhanced Portfolio
25,119,692	1.389%	$24,768,016

TOTAL INVESTMENTS — 114.9%		$201,928,879

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.9)%		(26,138,898)

NET ASSETS — 100.0%		$175,789,981

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$290,667,800

Gross unrealized gain	2,553,038
Gross unrealized loss	(91,291,959)

Net unrealized security loss	$(88,738,921)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.8%
Aerospace & Defense — 4.1%
418,751	Alliant Techsystems, Inc.*(a)	$34,421,332
272,300	Precision Castparts Corp.	17,073,210

		51,494,542

Auto Components — 1.5%
2,091,933	Gentex Corp.	18,346,252

Beverages*(a) — 1.8%
741,209	Hansen Natural Corp.	22,050,968

Biotechnology*(a) — 1.2%
2,068,085	Amylin Pharmaceuticals, Inc.	15,324,510

Capital Markets(a) — 2.5%
1,402,580	Raymond James Financial, Inc.	30,814,683

Commercial Services & Supplies*(a) — 2.0%
1,171,936	Iron Mountain, Inc.	25,466,169

Diversified Telecommunication Services*(a) — 0.9%
1,551,936	tw telecom, inc.	11,841,272

Electrical Equipment — 2.6%
691,555	Rockwell Automation, Inc.	21,541,938
227,519	Roper Industries, Inc.	10,413,545

		31,955,483

Electronic Equipment, Instruments & Components — 3.8%
1,147,536	Amphenol Corp.	26,645,786
663,817	FLIR Systems, Inc.*(a)	20,591,603

		47,237,389

Energy Equipment & Services — 5.8%
1,195,272	Cameron International Corp.*(a)	25,220,239
97,100	Core Laboratories NV(a)	6,467,831
1,040,782	Dresser-Rand Group, Inc.*	17,391,468
1,864,643	Weatherford International Ltd.*	23,811,491

		72,891,029

Health Care Equipment & Supplies — 6.0%
277,378	C.R. Bard, Inc.	22,753,317
265,500	NuVasive, Inc.*(a)	9,146,475
808,994	St. Jude Medical, Inc.*	22,676,102
558,813	Zimmer Holdings, Inc.*	20,854,901

		75,430,795

Health Care Providers & Services* — 3.7%
484,499	Henry Schein, Inc.	17,311,149
462,376	Laboratory Corp. of America Holdings	29,296,144

		46,607,293

Hotels, Restaurants & Leisure — 2.9%
938,476	Marriott International, Inc.	15,757,012

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
1,373,771	Pinnacle Entertainment, Inc.*(a)	$7,830,495
752,600	Starwood Hotels & Resorts Worldwide, Inc.	12,688,836

		36,276,343

Household Durables — 4.3%
718,188	Fortune Brands, Inc.	27,147,506
1,968,585	Newell Rubbermaid, Inc.	26,300,296

		53,447,802

Household Products*(a) — 1.3%
380,520	Energizer Holdings, Inc.	16,522,178

Internet & Catalog Retail*(a) — 2.8%
1,082,361	Netflix, Inc.	24,872,656
150,583	Priceline.com, Inc.	10,390,227

		35,262,883

Internet Software & Services*(a) — 2.1%
581,175	Equinix, Inc.	26,391,157

IT Services — 8.2%
1,333,326	Cognizant Technology Solutions Corp.*(a)	25,599,859
739,792	Global Payments, Inc.	26,758,277
987,823	NeuStar, Inc.*(a)	18,916,810
2,340,482	Western Union Co.	31,058,196

		102,333,142

Life Sciences Tools & Services* — 4.2%
1,050,388	Charles River Laboratories International, Inc.(a)	23,948,846
785,610	Thermo Fisher Scientific, Inc.	28,030,565

		51,979,411

Media* — 1.1%
4,212,902	Entravision Communications Corp.(b)	3,243,934
723,963	Lamar Advertising Co.(a)	10,765,330

		14,009,264

Oil, Gas & Consumable Fuels — 7.9%
798,586	Continental Resources, Inc.*(a)	15,612,356
677,396	Hess Corp.(a)	36,606,480
1,317,275	Rex Energy Corp.*	8,035,378
1,013,551	Suncor Energy, Inc.	21,730,533
442,168	Whiting Petroleum Corp.*	16,935,034

		98,919,781

Personal Products(a) — 2.5%
532,500	Avon Products, Inc.	11,235,750
281,752	Chattem, Inc.*	20,446,743

		31,682,493

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development*(a) — 1.2%
3,183,373	CB Richard Ellis Group, Inc.	$14,516,181

Semiconductors & Semiconductor Equipment — 5.4%
1,294,719	FormFactor, Inc.*(a)	17,517,548
817,240	Linear Technology Corp.(a)	16,303,938
1,859,962	Tessera Technologies, Inc.*	34,186,102

		68,007,588

Software* — 3.4%
2,467,327	Activision Blizzard, Inc.	28,867,726
720,101	Electronic Arts, Inc.	13,725,125

		42,592,851

Specialty Retail — 5.1%
657,514	Advance Auto Parts, Inc.	19,962,125
727,700	Best Buy Co., Inc.(a)	15,070,667
1,148,400	Dick’s Sporting Goods, Inc.*(a)	14,481,324
826,715	PetSmart, Inc.	14,508,848

		64,022,964

Textiles, Apparel & Luxury Goods* — 2.5%
1,728,367	Coach, Inc.	30,937,769

Trading Companies & Distributors — 2.2%
390,410	W.W. Grainger, Inc.	27,551,234

Wireless Telecommunication Services* — 3.8%
889,283	American Tower Corp.	24,224,069
979,801	Crown Castle International Corp.(a)	13,785,800
660,847	MetroPCS Communications, Inc.(a)	9,674,800

		47,684,669

TOTAL COMMON STOCKS		$1,211,598,095

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 4.6%
Joint Repurchase Agreement Account II
$58,100,000	0.328%	12/01/08	$58,100,000
Maturity Value: $58,101,588

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,269,698,095

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d) — 24.6%
Boston Global Investment Trust — Enhanced Portfolio
311,640,994	1.389%	$307,278,020

TOTAL INVESTMENTS — 126.0%		$1,576,976,115

LIABILITIES IN EXCESS OF OTHER ASSETS — (26.0)%		(325,507,269)

NET ASSETS — 100.0%		$1,251,468,846

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
(c) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$2,179,943,637

Gross unrealized gain	33,013,245
Gross unrealized loss	(635,980,767)

Net unrealized security loss	$(602,967,522)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Aerospace & Defense*(a) — 4.3%
48,277	Aerovironment, Inc.	$1,555,968
37,607	Alliant Techsystems, Inc.	3,091,295

		4,647,263

Auto Components — 1.7%
127,258	Amerigon, Inc.*(a)	474,673
160,716	Gentex Corp.	1,409,479

		1,884,152

Beverages*(a) — 1.6%
59,797	Hansen Natural Corp.	1,778,961

Biotechnology* — 2.1%
28,704	Alexion Pharmaceuticals, Inc.	966,176
152,656	Amylin Pharmaceuticals, Inc.(a)	1,131,181
132,846	NeurogesX, Inc.(a)	152,773

		2,250,130

Capital Markets — 4.6%
49,884	Eaton Vance Corp.	953,782
95,991	Evercore Partners, Inc.(a)	960,870
26,685	Oppenheimer Holdings, Inc.	341,835
86,848	Raymond James Financial, Inc.(a)	1,908,050
114,346	TradeStation Group, Inc.*	802,709

		4,967,246

Commercial Services & Supplies — 6.2%
117,334	Healthcare Services Group, Inc.(a)	1,865,611
111,284	Iron Mountain, Inc.*	2,418,201
100,651	Ritchie Bros. Auctioneers, Inc.(a)	1,879,154
9,700	Stericycle, Inc.*	555,810

		6,718,776

Communications Equipment* — 1.0%
70,732	Neutral Tandem, Inc.	1,040,468

Construction & Engineering* — 0.8%
56,991	Quanta Services, Inc.	926,674

Diversified Consumer Services* — 1.7%
16,032	Capella Education Co.	959,675
50,210	Coinstar, Inc.	931,898

		1,891,573

Diversified Financial Services* — 0.2%
13,300	MSCI, Inc.	205,219

Diversified Telecommunication Services*(a) — 0.8%
115,143	tw telecom, inc.	878,541

Electrical Equipment — 2.9%
40,195	Rockwell Automation, Inc.	1,252,074

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — (continued)
41,238	Roper Industries, Inc.	$1,887,463

		3,139,537

Electronic Equipment, Instruments & Components — 5.5%
76,607	Amphenol Corp.	1,778,815
89,884	Cogent, Inc.*	1,208,041
31,964	Dolby Laboratories, Inc.*(a)	953,166
66,184	FLIR Systems, Inc.*(a)	2,053,028

		5,993,050

Energy Equipment & Services — 4.0%
26,400	Core Laboratories NV(a)	1,758,504
64,724	Dresser-Rand Group, Inc.*	1,081,538
114,114	Tesco Corp.*	787,387
54,200	Weatherford International Ltd.*	692,134

		4,319,563

Health Care Equipment & Supplies* — 3.2%
21,807	Gen-Probe, Inc.	803,588
76,839	Natus Medical, Inc.	976,624
48,927	NuVasive, Inc.(a)	1,685,535

		3,465,747

Health Care Providers & Services* — 4.4%
44,079	Henry Schein, Inc.	1,574,943
40,959	Laboratory Corp. of America Holdings	2,595,162
25,979	Psychiatric Solutions, Inc.(a)	657,269

		4,827,374

Health Care Technology* — 1.2%
101,302	MedAssets, Inc.	1,286,535

Hotels, Restaurants & Leisure — 3.6%
41,696	Choice Hotels International, Inc.(a)	1,046,987
41,470	Life Time Fitness, Inc.*(a)	620,806
122,644	Pinnacle Entertainment, Inc.*(a)	699,071
42,200	Starwood Hotels & Resorts Worldwide, Inc.	711,492
155,614	Texas Roadhouse, Inc.*(a)	869,882

		3,948,238

Household Durables — 1.4%
110,297	Newell Rubbermaid, Inc.	1,473,568

Household Products* — 1.1%
26,690	Energizer Holdings, Inc.	1,158,880

Insurance*(a) — 0.8%
78,566	eHealth, Inc.	861,869

Internet & Catalog Retail* — 2.9%
10,930	Blue Nile, Inc.(a)	260,790
94,962	Netflix, Inc.(a)	2,182,227

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail*— (continued)
9,692	Priceline.com, Inc.	$668,748

		3,111,765

Internet Software & Services*(a) — 2.9%
41,900	Equinix, Inc.	1,902,679
62,301	GSI Commerce, Inc.	495,916
147,107	Switch and Data Facilities Co.	766,427

		3,165,022

IT Services — 4.3%
158,293	Genpact Ltd.*	1,255,264
51,100	Global Payments, Inc.	1,848,287
82,615	NeuStar, Inc.*	1,582,077

		4,685,628

Life Sciences Tools & Services* — 3.2%
87,158	Charles River Laboratories International, Inc.	1,987,202
12,580	Covance, Inc.	491,626
19,616	Millipore Corp.	993,747

		3,472,575

Machinery — 2.0%
108,571	Energy Recovery, Inc.*(a)	761,083
46,153	IDEX Corp.	1,061,519
19,700	Kennametal, Inc.	368,390

		2,190,992

Media — 1.3%
218,670	Entravision Communications Corp.*	168,376
59,365	Lamar Advertising Co.*(a)	882,757
43,600	National CineMedia, Inc.	354,904

		1,406,037

Oil, Gas & Consumable Fuels* — 7.1%
65,654	Continental Resources, Inc.	1,283,536
83,644	Delta Petroleum Corp.(a)	477,607
104,915	Petrohawk Energy Corp.	1,832,865
353,345	Rex Energy Corp.	2,155,404
52,609	Whiting Petroleum Corp.	2,014,925

		7,764,337

Personal Products* — 2.0%
24,757	Chattem, Inc.(a)	1,796,615
140,302	Physicians Formula Holdings, Inc.	415,294

		2,211,909

Real Estate Management & Development* — 1.2%
281,600	CB Richard Ellis Group, Inc.	1,284,096

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 5.7%
59,646	Cavium Networks, Inc.*(a)	$647,159
110,119	FormFactor, Inc.*	1,489,910
128,920	Intellon Corp.*	288,781
49,213	Linear Technology Corp.	981,800
153,214	Tessera Technologies, Inc.*	2,816,073

		6,223,723

Software* — 0.7%
172,034	THQ, Inc.	815,441

Specialty Retail — 5.0%
32,428	Advance Auto Parts, Inc.	984,514
104,690	Dick’s Sporting Goods, Inc.*	1,320,141
36,436	GameStop Corp.*(a)	796,127
36,935	O’Reilly Automotive, Inc.*	962,895
79,300	PetSmart, Inc.	1,391,715

		5,455,392

Textiles, Apparel & Luxury Goods* — 0.7%
41,200	Coach, Inc.	737,480

Trading Companies & Distributors — 2.3%
34,835	W.W. Grainger, Inc.	2,458,306

Wireless Telecommunication Services* — 3.0%
101,999	MetroPCS Communications, Inc.	1,493,265
112,464	SBA Communications Corp.(a)	1,775,807

		3,269,072

TOTAL COMMON STOCKS		$105,915,139

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 3.8%
Joint Repurchase Agreement Account II
$4,100,000	0.328%	12/01/08	$4,100,000
Maturity Value: $4,100,112

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$110,015,138

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c) — 25.7%
Boston Global Investment Trust — Enhanced Portfolio
28,388,998	1.389%	$27,991,552

TOTAL INVESTMENTS — 126.9%		$138,006,691

LIABILITIES IN EXCESS OF OTHER ASSETS — (26.9)%		(29,224,015)

NET ASSETS — 100.0%		$108,782,676

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$192,649,978

Gross unrealized gain	1,970,262
Gross unrealized loss	(56,613,549)

Net unrealized security loss	$(54,643,287)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 100.2%
Aerospace & Defense — 2.0%
16,850	Precision Castparts Corp.	$1,056,495
63,440	United Technologies Corp.	3,078,743

		4,135,238

Beverages — 4.4%
106,740	PepsiCo., Inc.	6,052,158
65,460	The Coca-Cola Co.	3,068,110

		9,120,268

Biotechnology* — 5.1%
141,900	Amylin Pharmaceuticals, Inc.(a)	1,051,479
52,100	Genentech, Inc.	3,990,860
124,540	Gilead Sciences, Inc.	5,578,147

		10,620,486

Capital Markets(a) — 2.1%
235,030	The Charles Schwab Corp.	4,308,100

Chemicals(a) — 1.6%
56,260	Praxair, Inc.	3,322,153

Communications Equipment — 6.8%
376,420	Cisco Systems, Inc.*	6,225,987
152,700	QUALCOMM, Inc.	5,126,139
62,080	Research In Motion Ltd.*	2,636,537

		13,988,663

Computers & Peripherals* — 3.9%
47,210	Apple, Inc.(a)	4,374,951
322,820	Dell, Inc.	3,605,899

		7,980,850

Diversified Financial Services — 1.8%
11,810	CME Group, Inc.	2,503,129
36,060	JPMorgan Chase & Co.	1,141,660

		3,644,789

Electrical Equipment — 0.4%
58,500	ABB Ltd. ADR	756,405

Energy Equipment & Services — 6.0%
165,260	Halliburton Co.	2,908,576
117,120	Schlumberger Ltd.	5,942,669
280,860	Weatherford International Ltd.*	3,586,582

		12,437,827

Food & Staples Retailing — 0.5%
21,340	Costco Wholesale Corp.	1,098,370

Food Products — 1.0%
78,540	Kraft Foods, Inc.	2,137,073

Health Care Equipment & Supplies — 6.2%
105,130	Baxter International, Inc.	5,561,377
114,960	St. Jude Medical, Inc.*	3,222,329

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
107,960	Zimmer Holdings, Inc.*	$4,029,067

		12,812,773

Hotels, Restaurants & Leisure — 2.4%
174,180	Marriott International, Inc.	2,924,482
118,220	Starwood Hotels & Resorts Worldwide, Inc.	1,993,189

		4,917,671

Household Durables — 2.1%
87,150	Fortune Brands, Inc.	3,294,270
86,310	Newell Rubbermaid, Inc.	1,153,102

		4,447,372

Internet & Catalog Retail*(a) — 1.0%
47,760	Amazon.com, Inc.	2,039,352

Internet Software & Services* — 2.4%
17,230	Google, Inc.	5,047,701

IT Services — 4.4%
61,040	Visa, Inc.	3,208,262
440,600	Western Union Co.	5,846,762

		9,055,024

Life Sciences Tools & Services* — 3.2%
184,460	Thermo Fisher Scientific, Inc.	6,581,533

Machinery — 1.2%
43,690	Danaher Corp.	2,430,912

Media — 2.2%
158,940	Comcast Corp.	2,756,020
118,997	Viacom, Inc. Class B*	1,894,432

		4,650,452

Multiline Retail(a) — 3.1%
187,250	Target Corp.	6,321,560

Oil, Gas & Consumable Fuels — 5.9%
56,380	Chesapeake Energy Corp.	968,608
125,310	Hess Corp.	6,771,753
213,620	Suncor Energy, Inc.	4,580,013

		12,320,374

Pharmaceuticals — 10.0%
84,500	Johnson & Johnson	4,950,010
177,620	Merck & Co., Inc.	4,746,007
262,040	Schering-Plough Corp.	4,404,892
153,040	Teva Pharmaceutical Industries Ltd. ADR(a)	6,603,676

		20,704,585

Road & Rail — 1.1%
29,840	Burlington Northern Santa Fe Corp.	2,286,042

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 1.3%
136,660	Linear Technology Corp.	$2,726,367

Software — 8.8%
469,890	Activision Blizzard, Inc.*	5,497,713
226,210	Electronic Arts, Inc.*	4,311,562
419,890	Microsoft Corp.	8,490,176

		18,299,451

Specialty Retail — 3.6%
49,420	Best Buy Co., Inc.	1,023,488
308,030	Lowe’s Cos., Inc.(a)	6,363,900

		7,387,388

Textiles, Apparel & Luxury Goods* — 1.4%
167,430	Coach, Inc.	2,996,997

Wireless Telecommunication Services* — 4.3%
205,120	American Tower Corp.	5,587,469
229,910	Crown Castle International Corp.	3,234,834

		8,822,303

TOTAL COMMON STOCKS		$207,398,079

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.3%
Joint Repurchase Agreement Account II
$2,700,000	0.328%	12/01/08	$2,700,000
Maturity Value: $2,700,074

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$210,098,079

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c) — 12.3%
Boston Global Investment Trust — Enhanced Portfolio
25,783,210	1.389%	$25,422,245

TOTAL INVESTMENTS — 113.8%		$235,520,324

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.8)%		(28,558,199)

NET ASSETS — 100.0%		$206,962,125

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2008.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$318,095,234

Gross unrealized gain	3,773,467
Gross unrealized loss	(86,348,377)

Net unrealized security loss	$(82,574,910)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TOLLKEEPER FUND
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Commercial & Professional Services — 4.2%
319,500	Iron Mountain, Inc.*	$6,942,735

Diversified Financials — 1.9%
14,450	CME Group, Inc.	3,062,678

Insurance — 1.7%
250,843	eHealth, Inc.*(a)	2,751,748

Media — 2.0%
227,160	Lamar Advertising Co. Class A*(a)	3,377,869

Retailing — 6.9%
84,790	Amazon.com, Inc.*	3,620,533
343,260	Netflix, Inc.*(a)	7,888,115

		11,508,648

Semiconductors & Semiconductor Equipment — 13.3%
195,312	Cavium Networks, Inc.*(a)	2,119,135
329,570	FormFactor, Inc.*(a)	4,459,082
715,730	Intellon Corp.*	1,603,235
258,950	Linear Technology Corp.(a)	5,166,053
470,460	Tessera Technologies, Inc.*	8,647,055

		21,994,560

Software & Services — 34.3%
830,960	Activision Blizzard, Inc.*	9,722,232
235,170	Cognizant Technology Solutions Corp. Class A*	4,515,264
383,633	Electronic Arts, Inc.*	7,312,045
104,050	Equinix, Inc.*	4,724,910
26,805	Google, Inc. Class A*	7,852,793
592,555	Microsoft Corp.	11,981,462
531,680	Switch & Data Facilities Co., Inc.*(a)	2,770,053
584,360	THQ, Inc.*	2,769,866
389,050	Western Union Co.	5,162,694

		56,811,319

Technology Hardware & Equipment — 23.9%
97,100	Amphenol Corp. Class A	2,254,662
79,653	Apple, Inc.*	7,381,443
451,865	Cisco Systems, Inc.*	7,473,847
446,730	Dell, Inc.*	4,989,974
170,688	Dolby Laboratories, Inc. Class A*(a)	5,089,916
203,160	Neutral Tandem, Inc.*	2,988,484
171,075	QUALCOMM, Inc.	5,742,988
88,370	Research In Motion Ltd.*	3,753,074

		39,674,388

Telecommunication Services — 9.2%
328,610	American Tower Corp. Class A*	8,951,336
259,683	MetroPCS Communications, Inc.*	3,801,759
329,396	tw telecom, Inc.*(a)	2,513,292

		15,266,387

TOTAL COMMON STOCKS		$161,390,332

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 3.2%
JPMorgan Chase Euro — Time Deposit
$5,358,605	0.437%	12/01/08	$5,358,605

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$166,748,937

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b) — 10.5%
Boston Global Investment Trust — Enhanced Portfolio
17,648,762	1.439%	$17,401,679

TOTAL INVESTMENTS — 111.1%		$184,150,616

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.1)%		(18,343,474)

NET ASSETS — 100.0%		$165,807,142

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TOLLKEEPER FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$271,087,641

Gross unrealized gain	3,513,508
Gross unrealized loss	(90,450,533)

Net unrealized security loss	$(86,937,025)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P., (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees.
     GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — For the period ended November 30, 2008, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Basis of Fair Value Measurement
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     A financial instruments level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
     The following is a summary of the levels within the fair value hierarchy in which the Funds invest. All amounts in the following table reflect Investments in Securities Long-Assets.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

	All Cap	Capital	Concentrated	Growth	Small/Mid	Strategic
Level	Growth	Growth	Growth	Opportunities	Cap Growth	Growth	Tollkeeper

Level 1	$3,457,097	$1,163,186,256	$176,560,863	$1,211,598,095	$105,915,139	$207,398,079	$161,390,332

Level 2	179,173	273,856,450	25,368,016	365,378,020	32,091,552	28,122,245	22,760,284

Level 3	—	—	—	—	—	—	—

Total	$3,636,270	$1,437,042,706	$201,928,879	$1,576,976,115	$138,006,691	$235,520,324	$184,150,616

Repurchase Agreements — The Funds may enter in repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

All Cap Growth	$100,000

Capital Growth	2,600,000

Concentrated Growth	600,000

Growth Opportunities	58,100,000

Small/Mid Cap Growth	4,100,000

Strategic Growth	2,700,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$4,000,000,000	0.36%	12/01/08	$4,000,120,000

Barclays Capital, Inc.	7,134,300,000	0.40	12/01/08	7,134,537,810

Barclays Capital, Inc.	800,000,000	0.45	12/01/08	800,030,000

Deutsche Bank Securities, Inc.	4,935,000,000	0.30	12/01/08	4,935,123,375

JPMorgan Securities	300,000,000	0.28	12/01/08	300,007,000

Merrill Lynch & Co., Inc.	1,000,000,000	0.15	12/01/08	1,000,012,500

Merrill Lynch & Co., Inc.	250,000,000	0.20	12/01/08	250,004,167

Merrill Lynch & Co., Inc.	3,500,000,000	0.25	12/01/08	3,500,072,916

Morgan Stanley & Co.	1,400,000,000	0.25	12/01/08	1,400,029,167

TOTAL				$23,319,936,935

     At November 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Corp., 4.000% to 11.500%, due 06/01/09 to 08/01/48; Federal National Mortgage Association, 4.000% to 15.000%, due 12/01/08 to 09/01/48; Government National Mortgage Association, 5.500%, due 06/15/38 to 10/15/38 and U.S. Treasury Bill, 0.000%, due 02/05/09 to 10/22/09. The aggregate market value of the collateral, including accrued interest, was $23,802,700,957.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2009

* Print the name and title of each signing officer under his or her signature.